Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income
Other income	$ 395,372	$ 67,410
Paycheck Protection Program Loan
Other Income
Other income	133,750
Industrial Research Assistance Program Funding
Other Income
Other income	176,088	0	$ 0
Canada Emergency Wage Subsidy
Other Income
Other income	77,994	0	$ 0
Miscellaneous income
Other Income
Other income	$ 7,540	$ 67,410